Combined Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Operating expenses:
Direct operating costs		$ 1,576,759	$ 1,370,450
Selling, general and administrative expenses		1,026,677	637,109
Depreciation and amortization		224,051	133,619
Impairment charges		21,529	0
Total operating expenses		2,849,016	2,141,178
Revenue		3,224,796	2,674,032
Other income (expense):
Interest expense, net		(229,605)	(134,084)
Other income (expense), net		20,808	(30,685)
Operating income		375,780	532,854
Income before income taxes and equity earnings of affiliates		166,983	368,085
Provision for income taxes		33,196	15,895
Income before equity earnings of affiliates		133,787	352,190
Equity earnings of affiliates, net of tax		(9,212)	(7,388)
Net income		142,999	359,578
Less: Net (loss) income attributable to non-controlling interests		(80,477)	15,211
Less: Net income attributable to TKO Operating Company, LLC and the Businesses prior to the Transactions		258,703	344,367
Net loss attributable to TKO Group Holdings, Inc.		$ (35,227)	$ 0
Basic net loss per share of Class A common stock	[1]	$ (0.43)
Diluted net loss per share of Class A common stock	[1]	$ (0.43)
Weighted average number of common shares used in computing basic net loss per share		82,808,019
Weighted average number of common shares used in computing diluted net loss per share		82,808,019

[1]	Basic and diluted net loss per share of Class A common stock is applicable only for the period from September 12, 2023 through December 31, 2023, which is the period following the Transactions (as defined in Note 1 to the audited combined financial statements). See Note 12 for the calculation of the number of shares used in computation of net loss per share of Class A common stock and the basis for computation of net loss per share.